Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 13, 2022
Entity Registrant Name	SEI EXCHANGE TRADED FUNDS
Entity Central Index Key	0001888997
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 13, 2022
Document Effective Date	May 13, 2022
Prospectus Date	May 13, 2022
SEI Enhanced U.S. Large Cap Quality Factor ETF | SEI Enhanced U.S. Large Cap Quality Factor ETF
Prospectus:
Trading Symbol	SEIQ
SEI Enhanced U.S. Large Cap Momentum Factor ETF | SEI Enhanced U.S. Large Cap Momentum Factor ETF
Prospectus:
Trading Symbol	SEIM
SEI Enhanced U.S. Large Cap Value Factor ETF | SEI Enhanced U.S. Large Cap Value Factor ETF
Prospectus:
Trading Symbol	SEIV
SEI Enhanced Low Volatility U.S. Large Cap ETF | SEI Enhanced Low Volatility U.S. Large Cap ETF
Prospectus:
Trading Symbol	SELV